ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 0.1%
716,900	Plan B Media Pcl	$ 108,718

	AEROSPACE & DEFENSE - 1.0%
266	Hanwha Aerospace Company Ltd.	166,808
2,496	LIG Nex1 Company Ltd.	996,732
		1,163,540
	APPAREL & TEXTILE PRODUCTS - 0.4%
10,565	Youngone Corporation	493,772

	ASSET MANAGEMENT - 1.5%
8,633	SK Square Company Ltd.(a),(b)	1,168,295
28,800	XP, Inc., Class A	581,760
		1,750,055
	AUTOMOTIVE - 0.8%
389,200	Sailun Group Company Ltd.	712,782
42,537	Tofas Turk Otomobil Fabrikasi A/S	209,598
		922,380
	BANKING - 15.9%
47,668	Absa Group Ltd.(b)	473,893
119,972	Abu Dhabi Commercial Bank PJSC	440,324
28,560	Al Rajhi Bank	720,358
87,266	Alinma Bank	624,027
71,477	Alpha Bank S.A.	251,727
89,405	Arab National Bank(b)	517,751
214,900	Banco del Bajio S.A. 144A(c)	518,706
112,400	Bank for Foreign Trade of Vietnam JSC(a)	245,255
602,100	Bank Mandiri Persero Tbk P.T.	181,016
987,700	Bank Negara Indonesia Persero Tbk P.T.	250,698
330,600	Bank of Chengdu Company Ltd., Class A	927,576
320,600	Bank of Ningbo Company Ltd.	1,224,419
64,200	Bank of the Philippine Islands	148,242
4,376	Bank Polska Kasa Opieki S.A.(b)	224,622
615,700	Bank Rakyat Indonesia Persero Tbk P.T.	141,863
892,900	Bank Syariah Indonesia Tbk P.T.	141,922

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 15.9% (Continued)
30,287	BDO Unibank, Inc.	$ 82,200
548,000	China Construction Bank Corporation, H Shares(b)	552,889
263,500	China Merchants Bank Company Ltd., H Shares(b)	1,841,152
99,000	CIMB Group Holdings Bhd	159,556
66,376	FirstRand Ltd.(b)	283,786
39,900	Grupo Financiero Banorte SAB de CV	366,073
42,666	HDFC Bank Ltd.(b)	996,137
322,000	Ho Chi Minh City Development Joint Stock	268,713
81,218	ICICI Bank Ltd.(b)	1,369,752
77,800	Inter & Company, Inc.	578,054
6,298	KB Financial Group, Inc.(b)	516,504
29,899	Kotak Mahindra Bank Ltd.(b)	754,562
70,200	Malayan Banking Bhd	161,628
205,020	Metropolitan Bank & Trust Company	264,013
50,364	National Bank of Kuwait S.A.KP(b)	164,639
1,400	OTP Bank Nyrt	111,835
35,940	Piraeus Financial Holdings S.A.(b)	248,998
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	212,729
9,062	Raiffeisen Bank International A.G.(b)	276,236
104,793	Saudi National Bank (The)	1,009,205
14,067	Standard Bank Group Ltd.(b)	180,793
83,057	State Bank of India(b)	794,798
		18,226,651
	BEVERAGES - 1.4%
7,745	Anheuser-Busch InBev S.A.	533,123
26,400	Fomento Economico Mexicano S.A.B. de C.V.	271,543
149,962	Varun Beverages Ltd.	800,388
		1,605,054
	BIOTECH & PHARMA - 4.2%
63,000	Akeso, Inc. 144A(a),(c)	737,946
952,000	CSPC Pharmaceutical Group Ltd.	933,814
2,861	Gedeon Richter plc	84,333
42,499	Glenmark Pharmaceuticals Ltd.	869,441
3,847	Hanmi Pharm Co Ltd	813,632

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	BIOTECH & PHARMA - 4.2% (Continued)
21,900	Legend Biotech Corporation - ADR(a)	$ 777,231
26,005	Mankind Pharma Ltd.(a),(d)	703,702
		4,920,099
	CHEMICALS - 1.4%
702,700	Alfa S.A.B. de C.V.	518,569
209,100	Hubei Dinglong Company Ltd.(a)	837,112
14,334	Saudi Arabian Mining Company(a)	204,848
		1,560,529
	COMMERCIAL SUPPORT SERVICES - 0.3%
6,677	Almoosa Health Company	288,756

	CONSUMER SERVICES - 0.8%
161,100	New Oriental Education & Technology Group, Inc.	865,019

	E-COMMERCE DISCRETIONARY - 3.4%
146,000	Alibaba Group Holding Ltd.(b)	2,042,152
42,600	Meituan 144A(a),(c)	679,975
200	MercadoLibre, Inc.(a)	522,726
6,100	PDD Holdings, Inc. - ADR(a)	638,426
		3,883,279
	ELECTRIC UTILITIES - 3.1%
1,717,470	Colbun S.A.	276,324
318,862	Dubai Electricity & Water Authority PJSC	244,824
82,100	Equatorial Energia S.A.	548,582
1,542,000	Huadian Power International Corp Ltd.	817,166
1,418,000	Huaneng Power International, Inc.	914,028
4,183	Metlen Energy & Metals S.A.	226,739
299,606	National Central Cooling Company PJSC	231,671
3,300	Pampa Energia S.A. - ADR(a)	228,954
		3,488,288
	ELECTRICAL EQUIPMENT - 0.8%
123,505	Triveni Turbine Ltd.	882,341

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7%
953,880	China State Construction Engineering Corp Ltd.	$ 768,281

	FOOD - 1.4%
326,600	Century Pacific Food, Inc.	233,493
1,348,800	Mayora Indah Tbk PT	173,669
1,033	Samyang Foods Company Ltd.	1,065,649
109,320	Universal Robina Corporation	173,883
		1,646,694
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
49,000	Suzano S.A.	462,218

	GAS & WATER UTILITIES - 0.4%
43,280	Power & Water Utility Company for Jubail & Yanbu	498,275

	HEALTH CARE FACILITIES & SERVICES - 1.4%
35,600	Bumrungrad Hospital PCL	153,075
51,647	Global Health Ltd./India(a)	684,874
219,000	Wuxi Biologics Cayman, Inc.(a),(b)	715,589
		1,553,538
	HOUSEHOLD PRODUCTS - 2.3%
4,813	Cosmax, Inc.	994,804
107,527	Emami Ltd.	716,954
62,900	Mao Geping Cosmetics Company LTD 144A(c)	867,784
		2,579,542
	INDUSTRIAL INTERMEDIATE PROD - 3.6%
41,959	APL Apollo Tubes Ltd.	851,199
33,000	ELITE MATERIAL CO LTD	995,656
24,098	KEI Industries Limited	1,066,103
12,000	King Slide Works Co Ltd	835,357
69,000	Shin Zu Shing Company Ltd.	506,294
		4,254,609
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
20,400	Hong Kong Exchanges & Clearing Ltd.(b)	1,088,352

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 0.8%
15,342	Company for Cooperative Insurance (The)	$ 646,306
13,141	Powszechny Zaklad Ubezpieczen S.A.	229,706
		876,012
	INTERNET MEDIA & SERVICES - 5.2%
2,263	Naspers Ltd.(b)	705,019
1,902	NAVER Corporation(b)	369,215
10,436	Prosus N.V.	584,542
66,700	Tencent Holdings Ltd.(b)	4,273,921
		5,932,697
	LEISURE FACILITIES & SERVICES - 0.7%
230,600	Central Plaza Hotel PCL	172,010
145,600	Smartfit Escola de Ginastica e Danca S.A.	663,949
		835,959
	LEISURE PRODUCTS - 0.7%
115,000	Giant Manufacturing Company Ltd.	426,829
96,000	Merida Industry Company Ltd.	338,248
		765,077
	MACHINERY - 1.9%
97,858	Elecon Engineering Company Ltd.	747,343
25,018	Kirloskar Brothers Ltd.	687,966
1,062,200	Zoomlion Heavy Industry Science and Technology	788,874
		2,224,183
	METALS & MINING - 1.1%
12,073	Anglogold Ashanti plc(b)	546,178
5,278	Gold Fields Ltd.	123,958
99,900	Grupo Mexico S.A.B. de C.V., Class B	602,824
		1,272,960
	OIL & GAS PRODUCERS - 2.7%
374,672	Adnoc Gas plc	348,883
81,957	Aegis Logistics Ltd.	741,681
187,437	Hindustan Petroleum Corp Ltd.(b)	957,768
73,700	PRIO S.A.(a)	573,965
11,544	Reliance Industries Ltd.	202,070

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 2.7% (Continued)
7,600	Transportadora de Gas del Sur S.A. - ADR(a)	$ 196,840
		3,021,207
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
846,000	China Oilfield Services Ltd., H Shares	694,047
158,500	Yantai Jereh Oilfield Services Group Company Ltd.	774,369
		1,468,416
	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
1,085,000	Greentown China Holdings Ltd.	1,306,153

	REAL ESTATE SERVICES - 0.7%
203,600	Poly Property Services Company Ltd.	859,793

	RENEWABLE ENERGY - 0.9%
21,300	Contemporary Amperex Technology Company Ltd.	749,911
9,776	CS Wind Corporation	339,058
		1,088,969
	RETAIL - CONSUMER STAPLES - 1.4%
4,192	BGF Retail Company Ltd.	375,100
11,139	BIM Birlesik Magazalar A/S	138,405
106,100	CP All Plc.(b)	143,895
61,507	Pepco Group N.V. 144A(c)	369,475
2,006,200	Sumber Alfaria Trijaya Tbk PT	295,393
99,000	Wal-Mart de Mexico S.A.B. de C.V.	327,472
		1,649,740
	RETAIL - DISCRETIONARY - 1.5%
40,900	Azzas 2154 S.A.	324,168
70,500	Localiza Rent a Car S.A. 144A(c)	529,194
3,741,300	Map Aktif Adiperkasa PT	150,970
177,076	Mavi Giyim Sanayi Ve Ticaret A/S, B Shares 144A(c)	171,037
109,600	Mobile World Investment Corporation	274,808
16,816	United International Transportation Company	324,609
		1,774,786
	SEMICONDUCTORS - 13.7%
10,000	Alchip Technologies Ltd.	1,058,735

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 13.7% (Continued)
16,000	ASMedia Technology, Inc.	$ 1,045,394
12,839	DB HiTek Company Ltd.(b)	444,341
14,367	Dongjin Semichem Company Ltd.	347,419
2,573	Eo Technics Co., Ltd.	320,041
14,000	MediaTek, Inc.	598,639
6,194	SK Hynix, Inc.(b)	1,337,500
296,000	Taiwan Semiconductor Manufacturing Company Ltd.	10,733,075
		15,885,144
	SOFTWARE - 0.9%
2,500	Kaspi.KZ JSC - ADR	212,225
408,000	Kingdee International Software Group Company Ltd.(a)	802,491
		1,014,716
	SPECIALTY FINANCE - 1.6%
30,554	Bajaj Finserv Ltd.	732,778
307,800	Krungthai Card PCL	227,698
66,295	Piramal Enterprises Ltd.	884,839
		1,845,315
	STEEL - 0.9%
7,822	East Pipes Integrated Company for Industry	263,611
655,300	Fushun Special Steel Company Ltd.	477,487
306,720	Hoa Phat Group JSC(a)	266,529
		1,007,627
	TECHNOLOGY HARDWARE - 5.9%
38,000	Asia Vital Components Co., Ltd.	965,826
42,000	BizLink Holding, Inc.	1,218,349
32,000	Hon Hai Precision Industry Company Ltd.	176,239
22,000	Jentech Precision Industrial Company Ltd.	1,136,387
20,000	Lotes Company Ltd.	923,614
26,000	Quanta Computer Inc	244,142
37,547	Samsung Electronics Company Ltd.	1,660,413
60,600	Xiaomi Corp 144A(a),(b),(c)	462,801
		6,787,771
	TECHNOLOGY SERVICES - 1.6%
8,782	Infosys Ltd.(b)	164,090

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
78,015	One 97 Communications Ltd.(a)			$ 840,875
588,000	TravelSky Technology Ltd., H Shares(b)			786,501
				1,791,466
	TELECOMMUNICATIONS - 1.6%
55,625	Bharti Airtel Ltd.(b)			1,303,950
73,421	Ooredoo QPSC(b)			257,738
24,840	Saudi Telecom Company			281,740
				1,843,428
	TRANSPORTATION & LOGISTICS - 3.4%
226,345	Abu Dhabi Ports Company PJSC(a)			250,823
49,425	Adani Ports & Special Economic Zone Ltd.			836,096
554,000	Anhui Expressway Company Ltd., H Shares			889,228
12,795	Grupo Aeroportuario del Sureste S.A.B. de C.V.			408,370
48,835	Jazeera Airways Company KSCP			235,865
43,130	Promotora y Operadora de Infraestructura S.A.B. de C.V.			486,367
929,000	Qingdao Port International Company Ltd., H Shares 144A(c)			778,707
				3,885,456
	TRANSPORTATION EQUIPMENT - 2.1%
310,726	Ashok Leyland Ltd.(b)			909,447
2,298	HD Hyundai Heavy Industries Company Ltd.			728,183
189,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares			763,234
				2,400,864
	WHOLESALE - DISCRETIONARY - 0.5%
249,900	Sendas Distribuidora S/A			521,037

	TOTAL COMMON STOCKS (Cost $98,210,541)			113,068,766

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.3%

	AUTOMOTIVE — 0.7%
6,683	Hyundai Motor Company	7.93%		785,300

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	TECHNOLOGY HARDWARE — 0.6%
20,143	Samsung Electronics Company Ltd.(b)	2.94%		$ 737,342

	TOTAL PREFERRED STOCKS (Cost $1,364,864)			1,522,642

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
641,724	Northern Institutional Treasury Portfolio, , 4.13% (Cost $641,724)(e)			641,724

	TOTAL INVESTMENTS - 100.4% (Cost $100,217,129)			$ 115,233,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(496,701)
	NET ASSETS - 100.0%			$ 114,736,431

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 5,115,625 or 4.5% of net assets.
(d)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $703,702, representing 0.60% of net assets.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.